Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Jan. 31, 2013	Jan. 08, 2013	Dec. 31, 2012	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Interests acquired	65.00%	65.00%
Goodwill reclassified to other current assets			$ 2.7
Accounts receivable collection period				30 days	60 days